Financial Risk Management - Sensitivity Analysis for Types of Market Risk (Details) - NZD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
10% Increase [Member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic	$ 179	$ 200
10% Decrease [Member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic	(179)	(200)
US [Member] | 10% Increase [Member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic	(594)	(954)	$ (1,509)
US [Member] | 10% Decrease [Member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic	594	954	1,509
AUD [Member] | 10% Increase [Member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic	(1)	(5)	(805)
AUD [Member] | 10% Decrease [Member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic	1	5	805
GBP [Member] | 10% Increase [Member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic	(16)	(1)	(175)
GBP [Member] | 10% Decrease [Member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic	16	1	175
EUR [Member] | 10% Increase [Member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic	(42)	(32)	(136)
EUR [Member] | 10% Decrease [Member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic	42	32	136
HKD [Member] | 10% Increase [Member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic		(1)	(14)
HKD [Member] | 10% Decrease [Member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic		$ 1	$ 14